Note 12 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-vested (in shares)	89,393	90,993	84,243
Non-vested, weighted average grant date fair value (in dollars per share)	$ 33.78	$ 21.41	$ 20.15
Granted (in shares)	63,350	60,100	60,500
Granted, weighted average grant date fair value (in dollars per share)	$ 56.92	$ 39.92	$ 23.92
Vested (in shares)	(59,350)	(59,550)	(53,750)
Vested, weighted average grant date fair value (in dollars per share)	$ 31.82	$ 21.51	$ 22.26
Forfeited (in shares)		(2,150)
Forfeited, weighted average grant date fair value (in dollars per share)		$ 21.74
Non-vested (in shares)	93,393	89,393	90,993
Non-vested, weighted average grant date fair value (in dollars per share)	$ 50.72	$ 33.78	$ 21.41